Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2026 GBP (£) segment component	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 677,649	£ 666,514	£ 661,755
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	317,329	333,274	302,876
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	160,520	188,421	177,770
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	156,809	144,853	125,106
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	206,765	172,977	221,745
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	195,025	136,115	161,713
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	6,078	31,084	53,812
Other
Revenue from contracts with customers
Revenue from contracts with customers	5,662	5,778	6,220
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 153,555	£ 160,263	£ 137,134